AB Active ETFs, Inc.

AB Core Bond ETF

Portfolio of Investments

February 28, 2026 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 29.1%
Japan – 0.9%
Japan Government Thirty Year Bond Series 86 2.40%, 03/20/2055	JPY	1,658,300	$8,759,329

United States – 28.2%
U.S. Treasury Bonds 1.875%, 02/15/2051	U.S.$	3,799	2,216,246
2.00%, 08/15/2051		9,349	5,592,110
2.25%, 08/15/2046		2,357	1,612,335
2.25%, 08/15/2049		10,858	7,084,845
2.25%, 02/15/2052		4,934	3,121,273
2.375%, 11/15/2049		4,905	3,278,686
2.50%, 02/15/2046		932	673,516
2.50%, 05/15/2046		5,327	3,835,512
2.875%, 08/15/2045		51	39,955
2.875%, 11/15/2046		1,123	860,170
2.875%, 05/15/2052		2,950	2,143,287
3.00%, 05/15/2045		129	102,318
3.00%, 11/15/2045		363	287,518
3.00%, 05/15/2047		1,447	1,126,173
3.00%, 02/15/2048		5,490	4,238,452
3.25%, 05/15/2042		1,539	1,323,231
3.375%, 08/15/2042		6,591	5,743,787
3.50%, 02/15/2039		8,105	7,570,577
3.625%, 08/15/2043		1,943	1,731,448
3.625%, 02/15/2053		4,596	3,858,150
3.625%, 05/15/2053		4,008	3,362,543
3.75%, 11/15/2043		295	266,652
3.875%, 02/15/2043		3,999	3,705,046
3.875%, 05/15/2043		999	923,266
4.00%, 11/15/2042		5,931	5,595,150
4.125%, 08/15/2053		3,432	3,148,493
4.25%, 02/15/2054		5,131	4,806,585
4.375%, 02/15/2038		899	925,942
4.375%, 11/15/2039		10,740	10,860,825
4.375%, 08/15/2043		7,123	7,007,153
4.50%, 02/15/2044		5,053	5,037,600
4.50%, 11/15/2054		4,431	4,328,737
4.625%, 05/15/2044		2,775	2,806,580
4.625%, 05/15/2054		1,354	1,349,569
4.625%, 11/15/2055		3,790	3,784,078
4.75%, 02/15/2037		1,525	1,627,699
4.75%, 11/15/2043		7,167	7,378,959
4.75%, 11/15/2053		4,499	4,571,804
U.S. Treasury Notes 2.625%, 02/15/2029		3,914	3,829,898
3.375%, 02/29/2028		2,410	2,409,435
3.50%, 04/30/2028		8,269	8,286,587
3.625%, 09/30/2030		15,942	16,025,145
3.75%, 12/31/2028		7,851	7,926,956
3.875%, 12/31/2027		7,359	7,419,841
4.00%, 02/29/2028		11,580	11,713,388
4.125%, 03/31/2029		6,400	6,534,796
4.25%, 02/28/2029		16,977	17,387,040
4.25%, 06/30/2029		12,176	12,493,074
4.375%, 11/30/2028		6,169	6,326,394
4.375%, 05/15/2034		1,979	2,055,070

	Principal Amount (000)		U.S. $ Value

4.50%, 11/15/2033	U.S.$	14,896	$15,603,141
4.625%, 09/30/2028		8,685	8,948,427
4.875%, 10/31/2028		12,567	13,037,073

			267,922,535

Total Governments - Treasuries (cost $297,577,729)			276,681,864

CORPORATES - INVESTMENT GRADE – 28.5%
Industrial – 14.8%
Basic – 0.5%
Freeport Indonesia PT 4.763%, 04/14/2027(a)		324	325,426
Glencore Funding LLC 4.907%, 04/01/2028(a)		841	856,272
5.186%, 04/01/2030(a)		356	368,172
5.338%, 04/04/2027(a)		509	516,263
6.50%, 10/06/2033(a)		390	433,680
LYB International Finance III LLC 6.15%, 05/15/2035		334	347,023
Marcobre SAC 5.75%, 01/22/2036(a)		252	254,031
Nexa Resources SA 6.75%, 04/09/2034(a)		241	260,882
WRKCo, Inc. 4.00%, 03/15/2028		1,732	1,734,442

			5,096,191

Capital Goods – 1.1%
Boeing Co. (The) 3.25%, 02/01/2028		970	958,506
Caterpillar Financial Services Corp. 3.70%, 01/10/2028		266	266,580
4.45%, 10/16/2026		1,888	1,895,382
General Electric Co. 4.90%, 01/29/2036		865	886,651
Republic Services, Inc. 4.75%, 07/15/2030		2,083	2,140,574
Waste Management, Inc. 4.50%, 03/15/2028		1,884	1,912,392
Westinghouse Air Brake Technologies Corp. 4.90%, 05/29/2030		2,075	2,136,295

			10,196,380

Communications - Media – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital 5.125%, 07/01/2049		467	371,097
Meta Platforms, Inc. 5.50%, 11/15/2045		777	767,225
5.75%, 11/15/2065		801	779,765
Prosus NV 3.257%, 01/19/2027(a)		489	483,863

	Principal Amount (000)		U.S. $ Value

Time Warner Cable Enterprises LLC 8.375%, 07/15/2033	U.S.$	379	$443,908
Time Warner Cable LLC 4.50%, 09/15/2042		505	398,748

			3,244,606

Communications - Telecommunications – 0.1%
AT&T, Inc. 4.50%, 05/15/2035		408	397,812
T-Mobile USA, Inc. 3.875%, 04/15/2030		352	349,262

			747,074

Consumer Cyclical - Automotive – 1.2%
American Honda Finance Corp. 4.15%, 01/08/2029		29	29,150
BMW US Capital LLC 4.60%, 08/13/2027(a)		1,889	1,908,986
4.65%, 03/19/2027(a)		188	189,609
Ford Motor Co. 3.25%, 02/12/2032		1,299	1,168,178
Ford Motor Credit Co. LLC 2.70%, 08/10/2026		215	213,441
5.918%, 03/20/2028		298	305,748
6.125%, 03/08/2034		526	543,900
General Motors Financial Co., Inc. 2.40%, 04/10/2028		190	183,825
4.90%, 10/06/2029		437	446,819
5.55%, 07/15/2029		800	832,992
6.00%, 01/09/2028		1,329	1,372,192
Honda Motor Co., Ltd. 4.436%, 07/08/2028		2,110	2,133,885
Hyundai Capital America 4.30%, 09/24/2027(a)		35	35,153
4.50%, 09/18/2030(a)		201	202,612
5.25%, 01/08/2027(a)		443	447,780
5.30%, 03/19/2027(a)		513	520,013
6.10%, 09/21/2028(a)		871	911,380

			11,445,663

Consumer Cyclical - Entertainment – 0.1%
Hasbro, Inc. 6.05%, 05/14/2034		450	483,242

Consumer Cyclical - Other – 0.7%
DR Horton, Inc. 4.85%, 10/15/2030		763	786,355
Flutter Treasury DAC 5.875%, 06/04/2031(a)		745	745,455
6.375%, 04/29/2029(a)		1,701	1,749,445
Las Vegas Sands Corp. 6.00%, 06/14/2030		435	456,728
Marriott International, Inc./MD 4.20%, 07/15/2027		2,129	2,138,474
5.10%, 05/01/2038		98	97,108

	Principal Amount (000)		U.S. $ Value

Sekisui House US, Inc. 6.00%, 01/15/2043	U.S.$	968	$923,036

			6,896,601

Consumer Cyclical - Restaurants – 0.2%
Starbucks Corp. 4.85%, 02/08/2027		1,837	1,852,027

Consumer Cyclical - Retailers – 0.5%
AutoNation, Inc. 4.45%, 01/15/2029		445	448,169
Hutchison Whampoa International 03/33 Ltd. 7.45%, 11/24/2033(a)		2,185	2,586,341
Ross Stores, Inc. 4.70%, 04/15/2027		1,925	1,934,798

			4,969,308

Consumer Non-Cyclical – 3.1%
Altria Group, Inc. 3.40%, 05/06/2030		1,745	1,697,902
BAT Capital Corp. 4.625%, 03/22/2033		571	573,113
5.35%, 08/15/2032		1,294	1,358,480
7.75%, 10/19/2032		141	166,116
Cargill, Inc. 4.125%, 10/23/2030(a)		1,250	1,253,725
5.125%, 10/11/2032(a)		835	875,957
General Mills, Inc. 4.70%, 01/30/2027		496	499,150
4.875%, 01/30/2030		1,398	1,434,180
HCA, Inc. 2.375%, 07/15/2031		3,000	2,708,130
Imperial Brands Finance PLC 3.875%, 07/26/2029(a)		908	899,047
5.875%, 07/01/2034(a)		1,460	1,544,797
IQVIA, Inc. 6.25%, 02/01/2029		2,150	2,259,843
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings 6.75%, 03/15/2034		784	873,251
Mars, Inc. 4.60%, 03/01/2028(a)		1,212	1,230,265
Mondelez International, Inc. 4.50%, 05/06/2030		1,311	1,330,363
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		1,480	1,291,507
Philip Morris International, Inc. 5.375%, 02/15/2033		1,688	1,780,637
6.375%, 05/16/2038		800	899,752
Roche Holdings, Inc. 4.075%, 12/02/2030(a)		235	236,180
4.203%, 09/09/2029(a)		1,902	1,924,957

	Principal Amount (000)		U.S. $ Value

Sysco Corp. 4.40%, 07/25/2031	U.S.$	1,025	$1,028,700
Takeda US Financing, Inc. 5.20%, 07/07/2035		2,111	2,170,615
Tyson Foods, Inc. 5.70%, 03/15/2034		600	638,550
Viatris, Inc. 2.70%, 06/22/2030		1,050	969,749

			29,644,966

Energy – 3.3%
Cenovus Energy, Inc. 4.65%, 03/20/2031		517	523,312
5.40%, 03/20/2036		552	561,765
ConocoPhillips Co. 5.65%, 01/15/2065		1,910	1,873,519
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		1,630	1,451,792
5.75%, 01/15/2031(a)		718	744,415
Energy Transfer LP 5.60%, 09/01/2034		1,831	1,913,926
Eni SpA 5.75%, 05/19/2035(a)		2,092	2,227,603
Enterprise Products Operating LLC 5.95%, 02/01/2041		1,318	1,407,848
6.125%, 10/15/2039		1,245	1,364,570
Expand Energy Corp. 5.375%, 02/01/2029		1,830	1,827,328
Kinder Morgan, Inc. 5.85%, 06/01/2035		483	518,868
MPLX LP 5.30%, 04/01/2036		1,207	1,217,211
ONEOK, Inc. 5.40%, 10/15/2035		771	785,834
5.625%, 01/15/2028(a)		765	781,417
6.05%, 09/01/2033		707	759,283
Plains All American Pipeline LP/PAA Finance Corp. 5.60%, 01/15/2036		221	226,770
5.70%, 09/15/2034		1,842	1,922,624
Targa Resources Corp. 4.90%, 09/15/2030		385	395,091
5.65%, 02/15/2036		425	442,034
6.05%, 05/15/2056		1,512	1,508,371
Var Energi ASA 7.50%, 01/15/2028(a)		1,132	1,195,607
Western Midstream Operating LP 7.25%, 04/01/2030(a)		2,641	2,804,399
Williams Cos., Inc. (The) 4.625%, 06/30/2030		1,242	1,263,760
4.80%, 11/15/2029		855	875,631
Woodside Finance Ltd. 4.50%, 03/04/2029(a)		1,487	1,497,915
5.40%, 05/19/2030		308	319,547
6.00%, 05/19/2035		802	849,230

			31,259,670

	Principal Amount (000)		U.S. $ Value

Services – 0.6%
Amazon.com, Inc. 3.90%, 11/20/2028	U.S.$	1,075	$1,080,966
4.65%, 11/20/2035		1,075	1,080,031
Mastercard, Inc. 4.55%, 01/15/2035		1,365	1,373,886
Moody’s Corp. 5.00%, 08/05/2034		960	988,291
S&P Global, Inc. 2.90%, 03/01/2032		990	921,156

			5,444,330

Technology – 2.1%
Alphabet, Inc. 5.65%, 02/15/2056		2,228	2,278,420
Apple, Inc. 4.10%, 08/08/2062		1,148	914,221
Broadcom, Inc. 4.90%, 07/15/2032		484	498,336
4.926%, 05/15/2037(a)		1,422	1,421,474
CDW LLC/CDW Finance Corp. 4.25%, 04/01/2028		2,817	2,805,873
Cisco Systems, Inc. 4.75%, 02/24/2030		2,030	2,093,376
Dell International LLC/EMC Corp. 4.35%, 02/01/2030		1,930	1,939,978
5.50%, 04/01/2035		413	428,847
Fiserv, Inc. 3.50%, 07/01/2029		2,539	2,466,613
Foundry JV Holdco LLC 5.90%, 01/25/2030(a)		253	266,953
Hewlett Packard Enterprise Co. 4.40%, 09/25/2027		791	795,659
International Business Machines Corp. 5.00%, 02/10/2032		2,010	2,069,255
Oracle Corp. 5.20%, 09/26/2035		940	908,435
5.50%, 08/03/2035		1,652	1,632,159

			20,519,599

Transportation - Airlines – 0.5%
AS Mileage Plan IP Ltd. 5.021%, 10/20/2029(a)		710	721,381
5.308%, 10/20/2031(a)		752	766,604
Delta Air Lines, Inc. 5.25%, 07/10/2030		2,617	2,698,572
Southwest Airlines Co. 4.375%, 11/15/2028		615	619,508

			4,806,065

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		196	189,859

	Principal Amount (000)		U.S. $ Value

5.875%, 07/05/2034(a)	U.S.$	309	$320,015

			509,874

Transportation - Services – 0.4%
ENA Master Trust 4.00%, 05/19/2048(a)		380	302,776
ERAC USA Finance LLC 4.60%, 05/01/2028(a)		517	524,817
Ryder System, Inc. 5.375%, 03/15/2029		1,458	1,511,975
TTX Co. 5.50%, 09/25/2026(a)		1,677	1,688,119

			4,027,687

			141,143,283

Financial Institutions – 10.5%
Banking – 8.3%
AIB Group PLC 5.32%, 05/15/2031(a)		1,621	1,683,182
Ally Financial, Inc. 5.543%, 01/17/2031		291	299,128
5.737%, 05/15/2029		480	492,950
6.992%, 06/13/2029		976	1,027,894
American Express Co. 5.098%, 02/16/2028		1,827	1,845,928
Banco Bilbao Vizcaya Argentaria SA 5.127%, 03/03/2036		2,000	1,988,200
7.883%, 11/15/2034		200	233,114
Banco Santander SA 3.80%, 02/23/2028		200	199,190
4.175%, 03/24/2028		800	800,400
5.565%, 01/17/2030		800	837,904
6.921%, 08/08/2033		800	888,512
Bank of America Corp. 5.744%, 02/12/2036		2,019	2,109,734
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)		365	380,450
Banque Federative du Credit Mutuel SA 5.538%, 01/22/2030(a)		1,937	2,025,870
Barclays PLC 5.207%, 02/24/2037		328	327,446
5.335%, 09/10/2035		734	750,471
5.674%, 03/12/2028		351	356,521
6.224%, 05/09/2034		740	799,748
BNP Paribas SA 2.591%, 01/20/2028(a)		751	741,680
4.625%, 02/25/2031(a) (b)		388	360,588
5.497%, 05/20/2030(a)		1,133	1,175,771
BPCE SA 5.417%, 01/13/2037(a)		251	252,664
6.508%, 01/18/2035(a)		1,793	1,911,123
CaixaBank SA 6.037%, 06/15/2035(a)		843	904,800

	Principal Amount (000)		U.S. $ Value

6.684%, 09/13/2027(a)	U.S.$	994	$1,007,886
Capital One Financial Corp. 4.722%, 01/30/2032		54	54,417
5.468%, 02/01/2029		416	426,500
6.377%, 06/08/2034		1,163	1,261,111
Capital One NA 5.974%, 08/09/2028		386	402,154
Citigroup, Inc. 4.643%, 05/07/2028		2,031	2,045,176
6.02%, 01/24/2036		44	46,173
Series Y 4.15%, 11/15/2026(b)		139	138,552
Citizens Bank NA/Providence RI 4.192%, 01/29/2029		1,171	1,172,276
Cooperatieve Rabobank UA 5.564%, 02/28/2029(a)		1,301	1,338,989
Credit Agricole SA 4.656%, 01/12/2032(a)		769	774,798
5.222%, 05/27/2031(a)		573	592,115
6.251%, 01/10/2035(a)		795	844,393
Danske Bank A/S 4.613%, 10/02/2030(a)		846	856,533
5.705%, 03/01/2030(a)		858	895,632
Deutsche Bank AG/New York NY 4.469%, 12/10/2031		906	911,264
4.95%, 08/04/2031		920	936,965
7.146%, 07/13/2027		323	326,592
Goldman Sachs Group, Inc. (The) 2.65%, 10/21/2032		67	60,973
4.937%, 04/23/2028		1,123	1,133,747
Series V 4.125%, 11/10/2026(b)		764	760,875
HSBC Holdings PLC 2.804%, 05/24/2032		581	536,100
2.848%, 06/04/2031		1,675	1,580,162
7.399%, 11/13/2034		1,536	1,757,015
8.113%, 11/03/2033		767	904,607
Intesa Sanpaolo SpA 7.20%, 11/28/2033 (a)		919	1,063,329
JPMorgan Chase & Co. 2.963%, 01/25/2033		2,609	2,417,708
KBC Group NV 4.454%, 09/23/2031(a)		200	201,354
4.932%, 10/16/2030(a)		1,350	1,383,170
Lloyds Banking Group PLC 4.976%, 08/11/2033		420	429,916
5.087%, 11/26/2028		746	759,958
5.462%, 01/05/2028		216	218,538
7.953%, 11/15/2033		461	541,163
Mizuho Financial Group, Inc. 5.376%, 05/26/2030		550	570,922
Morgan Stanley 4.238%, 01/09/2030		272	272,870
4.994%, 04/12/2029		174	177,146
Series I 4.133%, 10/18/2029		526	526,752

	Principal Amount (000)		U.S. $ Value

Morgan Stanley Bank NA 5.504%, 05/26/2028	U.S.$	1,013	$1,031,204
National Bank of Canada 4.166%, 01/20/2029		1,022	1,025,567
Nationwide Building Society 2.972%, 02/16/2028(a)		1,238	1,225,632
3.96%, 07/18/2030(a)		945	936,854
5.537%, 07/14/2036(a)		433	449,982
NatWest Group PLC 3.032%, 11/28/2035		378	351,960
5.115%, 05/23/2031		1,742	1,795,828
5.908%, 03/03/2047		200	198,678
Santander Holdings USA, Inc. 6.565%, 06/12/2029		132	137,936
Santander UK Group Holdings PLC 4.32%, 09/22/2029		601	602,971
4.858%, 09/11/2030		1,139	1,159,308
5.694%, 04/15/2031		378	396,624
Societe Generale SA 2.797%, 01/19/2028(a)		1,389	1,373,818
5.249%, 05/22/2029(a)		636	649,846
5.519%, 01/19/2028(a)		502	508,165
Standard Chartered PLC 5.438% (CME Term SOFR 3 Month + 1.77%), 01/30/2027(a) (b) (c)		400	388,984
5.545%, 01/21/2029(a)		217	222,592
6.187%, 07/06/2027(a)		407	409,947
Sumitomo Mitsui Financial Group, Inc. 5.316%, 07/09/2029		1,485	1,544,207
Sumitomo Mitsui Trust Bank Ltd. 4.45%, 09/10/2027(a)		306	308,876
Synchrony Financial 5.15%, 03/19/2029		868	882,096
5.45%, 03/06/2031		661	675,549
Toronto-Dominion Bank (The) 5.146%, 09/10/2034		661	674,650
5.298%, 01/30/2032		944	992,625
UBS Group AG 2.095%, 02/11/2032(a)		202	181,707
3.091%, 05/14/2032(a)		1,265	1,184,331
4.194%, 04/01/2031(a)		549	547,655
4.398%, 09/23/2031(a)		202	202,574
7.125%, 08/10/2034(a) (b)		440	450,754
Series .14A 6.625%, 01/08/2031(a) (b)		352	352,841
UniCredit SpA 3.127%, 06/03/2032 (a)		3,007	2,813,229
Wells Fargo & Co. 3.35%, 03/02/2033		2,456	2,306,331
5.499%, 01/23/2035		192	201,009
Series BB 3.90%, 03/15/2026(b)		635	634,479

	Principal Amount (000)		U.S. $ Value

Westpac New Zealand Ltd. 4.127%, 01/29/2029(a)	U.S.$	335	$337,405

			78,877,313

Brokerage – 0.4%
Charles Schwab Corp. (The) 4.914%, 11/14/2036		197	197,014
6.136%, 08/24/2034		1,289	1,406,698
Series I 4.00%, 06/01/2026(b)		1,949	1,943,387

			3,547,099

Finance – 0.1%
Aircastle Ltd. 5.95%, 02/15/2029(a)		310	324,325
Aviation Capital Group LLC 1.95%, 09/20/2026(a)		390	385,289
3.50%, 11/01/2027(a)		212	209,734
4.75%, 04/14/2027(a)		124	124,776

			1,044,124

Financial Services – 0.1%
Lincoln Financial Global Funding 4.20%, 01/12/2029(a)		317	316,281
4.625%, 05/28/2028(a)		900	907,587

			1,223,868

Insurance – 0.8%
Athene Global Funding 5.033%, 07/17/2030(a)		2,222	2,243,020
Massachusetts Mutual Life Insurance Co. 3.729%, 10/15/2070(a)		11	7,185
MetLife Capital Trust IV 7.875% (CME Term SOFR 3 Month + 3.96%), 12/15/2067(a) (c)		970	1,079,979
MetLife, Inc. 10.75%, 08/01/2069		25	33,208
New York Life Global Funding 4.05%, 02/02/2029(a)		2,204	2,215,747
Principal Life Global Funding II 5.10%, 01/25/2029(a)		1,265	1,296,385
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(a)		600	605,988

			7,481,512

REITs – 0.8%
American Tower Corp. 3.65%, 03/15/2027		466	464,448
Crown Castle, Inc. 5.60%, 06/01/2029		380	395,861
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		1,036	945,827
4.00%, 01/15/2031		364	350,649

	Principal Amount (000)		U.S. $ Value

5.625%, 03/01/2036	U.S.$	1,038	$1,038,042
Omega Healthcare Investors, Inc. 5.20%, 07/01/2030		364	373,085
Realty Income Corp. 5.125%, 04/15/2035		230	236,493
Simon Property Group LP 4.75%, 09/26/2034		1,112	1,118,238
Trust 2401 4.869%, 01/15/2030(a)		258	255,426
VICI Properties LP/VICI Note Co., Inc. 4.625%, 12/01/2029(a)		2,715	2,711,226

			7,889,295

			100,063,211

Utility – 3.2%
Electric – 3.2%
AES Andes SA 6.25%, 03/14/2032(a)		1,242	1,293,829
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		455	431,556
Alexander Funding Trust II 7.467%, 07/31/2028(a)		406	432,402
American Electric Power Co., Inc. 6.95%, 12/15/2054		558	603,165
Series D 6.05%, 03/15/2056		305	306,104
CenterPoint Energy Houston Electric LLC 4.95%, 04/01/2033		76	78,029
5.05%, 03/01/2035		1,731	1,771,003
Series AQ 4.95%, 08/15/2035		165	167,628
Series AR 4.85%, 04/01/2036		162	162,580
DTE Electric Co. Series A 4.85%, 03/01/2036		1,367	1,375,968
Series B 5.55%, 03/01/2056		907	905,113
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2043		920	756,148
Electricite de France SA 9.125%, 03/15/2033(a) (b)		366	436,089
Enel Finance International NV 4.125%, 09/30/2028(a)		611	612,289
5.50%, 06/26/2034(a)		1,243	1,296,710
Eversource Energy Series A 6.10%, 08/15/2056		247	248,173
Series B 6.35%, 08/15/2056		203	204,283
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 01/31/2041(a)		474	494,303

	Principal Amount (000)		U.S. $ Value

Florida Power & Light Co. 5.30%, 06/15/2034	U.S.$	694	$731,580
Israel Electric Corp., Ltd. 5.633%, 01/28/2038(a)		231	234,465
LG Energy Solution Ltd. 5.375%, 04/02/2030(a)		2,091	2,171,462
Niagara Mohawk Power Corp. 4.647%, 10/03/2030(a)		1,453	1,476,350
5.29%, 01/17/2034(a)		652	670,719
NRG Energy, Inc. 4.734%, 10/15/2030(a)		380	383,872
PacifiCorp 4.25%, 03/15/2029		2,211	2,226,875
Public Service Co. of Colorado 5.15%, 09/15/2035		2,139	2,184,475
Public Service Electric & Gas Co. Series R 4.20%, 01/01/2031		2,216	2,230,958
Virginia Electric & Power Co. Series C 4.90%, 09/15/2035		1,845	1,850,295
Vistra Operations Co. LLC 3.70%, 01/30/2027(a)		2,868	2,854,807
4.30%, 10/15/2028(a)		571	572,142
5.05%, 12/30/2026(a)		62	62,528
6.95%, 10/15/2033(a)		726	814,195

			30,040,095

Total Corporates - Investment Grade (cost $267,630,290)			271,246,589

MORTGAGE PASS-THROUGHS – 19.4%
Agency Fixed Rate 30-Year – 19.2%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 10/01/2049		314	299,128
3.50%, 11/01/2049		436	415,899
Series 2020 3.50%, 01/01/2050		967	924,427
Series 2022 2.00%, 03/01/2052		5,115	4,288,349
2.50%, 04/01/2052		6,046	5,320,479
3.00%, 03/01/2052		3,266	2,989,365
3.00%, 05/01/2052		3,760	3,407,258
3.00%, 07/01/2052		1,195	1,082,961
Series 2024 5.50%, 11/01/2054		1,274	1,296,159
Federal Home Loan Mortgage Corp. Gold Series 2005 5.50%, 01/01/2035		11	11,601
Series 2007 5.50%, 07/01/2035		71	74,330
Series 2017 4.00%, 07/01/2044		476	473,911
Series 2018 4.50%, 03/01/2048		257	258,928

	Principal Amount (000)			U.S. $ Value

4.50%, 10/01/2048	U.S.$	492		$495,360
4.50%, 11/01/2048		655		657,430
5.00%, 11/01/2048		288		294,531
Federal National Mortgage Association Series 2003 5.50%, 04/01/2033		60		61,932
5.50%, 07/01/2033		114		118,693
Series 2004 5.50%, 02/01/2034		1		1,336
5.50%, 04/01/2034		29		30,481
5.50%, 05/01/2034		24		24,863
5.50%, 11/01/2034		116		120,733
Series 2005 5.50%, 02/01/2035		179		186,171
Series 2006 5.50%, 04/01/2036		37		38,203
Series 2007 5.50%, 05/01/2036		2		1,878
5.50%, 09/01/2036		1		1,105
5.50%, 08/01/2037		43		44,246
Series 2008 5.50%, 08/01/2037		0	**	270
Series 2009 5.00%, 12/01/2039		8		7,898
Series 2010 5.00%, 06/01/2040		7		7,552
Series 2012 3.50%, 02/01/2042		243		236,144
3.50%, 11/01/2042		418		404,710
3.50%, 01/01/2043		453		438,437
Series 2013 3.50%, 04/01/2043		1,549		1,495,168
Series 2015 3.00%, 05/01/2045		392		364,592
3.00%, 08/01/2045		573		531,318
Series 2018 4.50%, 09/01/2048		377		378,715
Series 2019 3.50%, 08/01/2049		1,099		1,047,901
3.50%, 09/01/2049		469		447,709
3.50%, 11/01/2049		1,012		964,908
Series 2021 2.00%, 07/01/2051		5,541		4,633,639
2.00%, 12/01/2051		8,072		6,739,958
2.50%, 01/01/2052		1,618		1,423,462
Series 2022 2.50%, 03/01/2052		3,601		3,167,474
2.50%, 04/01/2052		3,717		3,268,577
2.50%, 05/01/2052		4,922		4,328,254
3.00%, 02/01/2052		3,987		3,650,502
3.00%, 03/01/2052		4,930		4,511,996
Series 2024 5.00%, 12/01/2054		1,982		1,993,425
Series 2025 5.50%, 02/01/2055		3,527		3,586,485
6.00%, 02/01/2055		1,205		1,236,234
Government National Mortgage Association Series 2016 3.00%, 04/20/2046		125		116,629
3.00%, 05/20/2046		362		336,437

	Principal Amount (000)			U.S. $ Value

Series 2023 5.50%, 04/20/2053	U.S.$	2,762		$2,818,505
Series 2026 2.50%, 03/01/2056, TBA		19,151		16,896,153
3.00%, 03/01/2056, TBA		3,085		2,828,771
4.00%, 03/01/2056, TBA		3,275		3,149,995
4.50%, 03/01/2056, TBA		7,445		7,354,720
5.00%, 03/01/2056, TBA		12,561		12,604,877
5.50%, 03/01/2056, TBA		5,036		5,100,391
6.00%, 03/01/2056, TBA		7,343		7,492,082
Uniform Mortgage-Backed Security Series 2026 2.00%, 03/01/2056, TBA		25,393		21,029,839
2.50%, 03/01/2056, TBA		11,044		9,563,669
3.00%, 03/01/2056, TBA		7,481		6,764,897
5.00%, 03/01/2056, TBA		3,532		3,547,734
5.50%, 03/01/2056, TBA		10,001		10,162,093
6.00%, 03/01/2056, TBA		4,886		5,011,745

				182,563,622

Agency Fixed Rate 15-Year – 0.2%
Federal National Mortgage Association Series 2016 2.50%, 10/01/2031		23		22,715
2.50%, 11/01/2031		1,247		1,213,388
2.50%, 12/01/2031		6		5,402
Series 2017 2.50%, 01/01/2032		311		302,775
2.50%, 02/01/2032		368		357,188

				1,901,468

Agency ARMs – 0.0%
Federal Home Loan Mortgage Corp. Series 2006 6.875%, 12/01/2036		0	**	75
Series 2007 6.975%, 03/01/2037		0	**	171
Federal National Mortgage Association Series 2007 5.71%, 02/01/2037		1		857
6.629%, 03/01/2037		0	**	152

				1,255

Total Mortgage Pass-Throughs (cost $186,189,337)				184,466,345

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.6%
Risk Share Floating Rate – 3.5%
Connecticut Avenue Securities Series 2025-R01, Class 1A1 4.617% (CME Term SOFR + 0.95%), 01/25/2045(a) (c)		1,632		1,632,425
Connecticut Avenue Securities Trust Series 2021-R03, Class 1M1 4.517% (CME Term SOFR + 0.85%), 12/25/2041(a) (c)		6		6,201

	Principal Amount (000)		U.S. $ Value

Series 2022-R03, Class 1M2 7.167% (CME Term SOFR + 3.50%), 03/25/2042(a) (c)	U.S.$	1,545	$1,581,018
Series 2022-R05, Class 2M2 6.667% (CME Term SOFR + 3.00%), 04/25/2042(a) (c)		1,206	1,231,413
Series 2023-R02, Class 1M1 5.967% (CME Term SOFR + 2.30%), 01/25/2043(a) (c)		457	468,856
Series 2023-R03, Class 2M1 6.167% (CME Term SOFR + 2.50%), 04/25/2043(a) (c)		388	392,290
Series 2023-R04, Class 1M1 5.967% (CME Term SOFR + 2.30%), 05/25/2043(a) (c)		844	861,907
Series 2023-R06, Class 1M1 5.367% (CME Term SOFR + 1.70%), 07/25/2043(a) (c)		487	489,212
Series 2024-R02, Class 1M1 4.767% (CME Term SOFR + 1.10%), 02/25/2044(a) (c)		216	216,358
Series 2024-R05, Class 2M1 4.667% (CME Term SOFR + 1.00%), 07/25/2044(a) (c)		15	15,159
Series 2025-R02, Class 1A1 4.697% (CME Term SOFR + 1.00%), 02/25/2045(a) (c)		499	499,052
Series 2025-R03, Class 2M1 5.267% (CME Term SOFR + 1.60%), 03/25/2045(a) (c)		880	882,199
Series 2025-R05, Class 2M1 4.867% (CME Term SOFR + 1.20%), 07/25/2045(a) (c)		1,584	1,587,569
Series 2025-R06, Class 1A1 4.567% (CME Term SOFR + 0.90%), 09/25/2045(a) (c)		665	664,988
Series 2025-R06, Class 1M1 4.617% (CME Term SOFR + 0.95%), 09/25/2045(a) (c)		806	808,134
Series 2026-R01, Class 2M1 4.667% (CME Term SOFR + 1.00%), 01/25/2046(a) (c)		1,295	1,295,083
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2021-DNA5, Class M2 5.317% (CME Term SOFR + 1.65%), 01/25/2034(a) (c)		155	155,185
Series 2021-DNA6, Class M2 5.167% (CME Term SOFR + 1.50%), 10/25/2041(a) (c)		1,925	1,930,015
Series 2021-DNA7, Class M2 5.467% (CME Term SOFR + 1.80%), 11/25/2041(a) (c)		2,412	2,422,092
Series 2021-HQA4, Class M2 6.017% (CME Term SOFR + 2.35%), 12/25/2041(a) (c)		1,530	1,547,995

	Principal Amount (000)		U.S. $ Value

Series 2022-DNA3, Class M1B 6.567% (CME Term SOFR + 2.90%), 04/25/2042(a) (c)	U.S.$	711	$725,972
Series 2022-DNA4, Class M1B 7.017% (CME Term SOFR + 3.35%), 05/25/2042(a) (c)		1,358	1,396,005
Series 2022-DNA5, Class M1B 8.167% (CME Term SOFR + 4.50%), 06/25/2042(a) (c)		2,274	2,375,745
Series 2022-DNA7, Class M1A 6.167% (CME Term SOFR + 2.50%), 03/25/2052(a) (c)		430	433,471
Series 2023-DNA1, Class M1A 5.768% (CME Term SOFR + 2.10%), 03/25/2043(a) (c)		463	468,339
Series 2023-DNA2, Class M1A 5.768% (CME Term SOFR + 2.10%), 04/25/2043(a) (c)		1,574	1,595,598
Series 2024-DNA3, Class A1 4.717% (CME Term SOFR + 1.05%), 10/25/2044(a) (c)		910	912,079
Series 2024-HQA1, Class M1 4.917% (CME Term SOFR + 1.25%), 03/25/2044(a) (c)		480	480,456
Series 2024-HQA2, Class M1 4.867% (CME Term SOFR + 1.20%), 08/25/2044(a) (c)		789	790,224
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA1 Series 2025-DNA1, Class A1 4.617% (CME Term SOFR + 0.95%), 01/25/2045(a) (c)		722	721,622
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA2 Series 2025-DNA2, Class A1 4.767% (CME Term SOFR + 1.10%), 05/25/2045(a) (c)		414	415,323
Series 2025-DNA2, Class M1 4.867% (CME Term SOFR + 1.20%), 05/25/2045(a) (c)		356	355,907
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-Dna3 Series 2025-DNA3, Class A1 4.617% (CME Term SOFR + 0.95%), 09/25/2045(a) (c)		1,754	1,757,256
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA4 Series 2025-DNA4, Class M1 4.767% (CME Term SOFR + 1.10%), 10/25/2045(a) (c)		1,472	1,474,310
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-Hqa1 Series 2025-HQA1, Class A1 4.617% (CME Term SOFR + 0.95%), 02/25/2045(a) (c)		890	890,532

			33,479,990

	Principal Amount (000)		U.S. $ Value

Non-Agency Fixed Rate – 1.7%
Alternative Loan Trust Series 2005-20CB, Class 3A6 5.50%, 07/25/2035	U.S.$	48	$31,486
Series 2006-24CB, Class A16 5.75%, 08/25/2036		336	167,041
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		133	89,657
CHL Mortgage Pass-Through Trust Series 2006-13, Class 1A19 6.25%, 09/25/2036		73	32,087
COOPR Residential Mortgage Trust Series 2026-CES1, Class A1A 4.874%, 01/01/2061(a)		1,762	1,768,042
FIGRE Trust Series 2025-HE7, Class A 5.15%, 11/25/2055(a)		1,486	1,499,696
Series 2025-HE8, Class A 5.206%, 11/25/2055(a)		1,739	1,758,529
Series 2026-HE1, Class A 4.982%, 01/25/2056(a)		422	424,054
JP Morgan Mortgage Trust Series 2025-CES7, Class A1A 5.055%, 04/25/2056(a)		1,143	1,149,017
Series 2025-HE3, Class A1 5.012% (CME Term SOFR + 1.35%), 03/20/2056(a) (c)		1,629	1,634,531
Series 2026-CES1, Class A1A 4.909%, 06/25/2056(a)		1,501	1,507,054
RCKT Mortgage Trust Series 2025-CES12, Class A1A 5.027%, 11/25/2055(a)		1,731	1,741,578
Series 2026-CES1, Class A1A 4.827%, 01/25/2056(a)		854	858,174
Series 2026-CES2, Class A1A 4.762%, 02/01/2056(a)		1,171	1,172,195
Santander Mortgage Asset Receivable Trust Series 2026-CES1, Class A1A 4.876%, 01/01/2056(a)		1,767	1,775,072
Towd Point Mortgage Trust Series 2026-CES2, Class A1A 4.72%, 02/25/2066(a)		454	455,491
Series 2026-FIX1, Class A1 4.98%, 12/25/2065(a)		644	648,467

			16,712,171

	Principal Amount (000)		U.S. $ Value

Agency Floating Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICS Series 4416, Class BS 2.327% (5.99% - CME Term SOFR), 12/15/2044(c) (d)	U.S.$	932	$107,963
Series 4693, Class SL 2.377% (6.04% - CME Term SOFR), 06/15/2047(c) (d)		1,014	121,935
Series 4954, Class SL 2.268% (5.94% - CME Term SOFR), 02/25/2050(c) (d)		1,307	153,202
Series 4981, Class HS 2.318% (5.99% - CME Term SOFR), 06/25/2050(c) (d)		3,068	358,118
Federal National Mortgage Association REMICS Series 2016-106, Class ES 2.218% (5.89% - CME Term SOFR), 01/25/2047(c) (d)		935	118,541
Series 2017-73, Class SA 2.368% (6.04% - CME Term SOFR), 09/25/2047(c) (d)		1,231	158,002
Series 2017-97, Class LS 2.418% (6.09% - CME Term SOFR), 12/25/2047(c) (d)		914	112,275
Series 2017-97, Class SW 2.418% (6.09% - CME Term SOFR), 12/25/2047(c) (d)		818	108,786
Government National Mortgage Association Series 2017-134, Class SE 2.418% (6.09% - CME Term SOFR 1 Month), 09/20/2047(c) (d)		633	86,928
Series 2017-43, Class ST 2.318% (5.99% - CME Term SOFR 1 Month), 03/20/2047(c) (d)		1,240	160,478
Series 2017-65, Class ST 2.368% (6.04% - CME Term SOFR 1 Month), 04/20/2047(c) (d)		1,109	146,722

			1,632,950

Agency Fixed Rate – 0.1%
Federal Home Loan Mortgage Corp. REMICS Series 4973, Class BI 4.50%, 05/25/2050(e)		3,601	832,354
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 4.095%, 05/28/2035		208	205,286

			1,037,640

	Principal Amount (000)		U.S. $ Value

Non-Agency Floating Rate – 0.1%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 4.168% (CME Term SOFR 1 Month + 0.49%), 12/25/2036(c)	U.S.$	756	$237,743
Federal Home Loan Mortgage Corp. Mscr Trust Mn1 Series 2021-MN1, Class M1 5.667% (CME Term SOFR + 2.00%), 01/25/2051(a) (c)		54	54,071
HomeBanc Mortgage Trust Series 2005-1, Class A1 4.288% (CME Term SOFR 1 Month + 0.61%), 03/25/2035(c)		92	75,822
JPMorgan Chase Bank NA - CHASE Series 2019-CL1, Class M3 5.888% (CME Term SOFR 1 Month + 2.21%), 04/25/2047(a) (c)		149	150,568
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, Class 1A 4.388% (CME Term SOFR 1 Month + 0.71%), 04/25/2034(c)		24	24,173

			542,377

Total Collateralized Mortgage Obligations (cost $53,283,248)			53,405,128

ASSET-BACKED SECURITIES – 4.9%
Autos - Fixed Rate – 2.4%
ACM Auto Trust Series 2024-2A, Class A 6.06%, 02/20/2029(a)		94	94,471
Series 2025-1A, Class A 5.38%, 06/20/2029(a)		215	215,394
Series 2025-2A, Class A 5.55%, 06/20/2028(a)		988	989,442
American Credit Acceptance Receivables Trust Series 2025-2, Class B 4.85%, 05/14/2029(a)		1,999	2,009,032
Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028(a)		48	47,907
Series 2025-1A, Class A2 4.92%, 05/15/2029(a)		1,017	1,021,181
AutoNation Finance Trust Series 2025-1A, Class A2 4.72%, 04/10/2028(a)		1,113	1,115,214
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(a)		1,016	1,026,340

	Principal Amount (000)		U.S. $ Value

Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028	U.S.$	63	$61,799
Series 2021-N4, Class D 2.30%, 09/11/2028		106	104,427
Series 2021-P4, Class D 2.61%, 09/11/2028		989	962,259
Series 2024-P4, Class A2 4.62%, 02/10/2028		68	68,423
Flagship Credit Auto Trust Series 2024-3, Class A 4.88%, 11/15/2028(a)		240	239,966
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(a)		1,390	1,385,035
Lendbuzz Securitization Trust Series 2025-1A, Class A2 5.10%, 10/15/2030(a)		1,162	1,166,525
Series 2025-2A, Class A2 5.18%, 05/15/2030(a)		1,225	1,231,582
Series 2026-1A, Class A1 4.176%, 01/15/2027(a)		1,177	1,177,038
Series 2026-1A, Class A2 4.68%, 07/15/2030(a)		998	999,226
Lobel Automobile Receivables Trust Series 2025-1, Class A 5.06%, 11/15/2027(a)		432	433,027
OCCU Auto Receivables Trust Series 2025-1A, Class A2 4.82%, 04/17/2028(a)		1,523	1,527,070
Prestige Auto Receivables Trust Series 2025-1A, Class A2 4.87%, 12/15/2027(a)		820	820,950
Research-Driven Pagaya Motor Asset Trust Series 2025-4A, Class A2 5.124%, 04/25/2034(a)		2,131	2,141,084
Research-Driven Pagaya Motor Trust Series 2024-1A, Class A 7.09%, 06/25/2032(a)		238	238,640
Santander Drive Auto Receivables Trust Series 2023-3, Class B 5.61%, 07/17/2028		349	350,467
Tesla Auto Lease Trust Series 2024-A, Class A3 5.30%, 06/21/2027(a)		209	209,353
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027(f) (g) (h) (i) (j)		119	111,191
Series 2025-1A, Class A 4.94%, 02/15/2029(f) (g) (h) (i) (j)		1,273	735,280
United Auto Credit Securitization Trust Series 2025-1, Class A 4.80%, 06/10/2027(a)		264	264,542
Series 2026-1, Class A 4.41%, 06/12/2028(a)		2,190	2,190,351

			22,937,216

	Principal Amount (000)		U.S. $ Value

Other ABS - Fixed Rate – 2.1%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(a)	U.S.$	1,990	$1,901,403
Affirm Asset Securitization Trust Series 2025-X1, Class A 5.08%, 04/15/2030(a)		325	325,205
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055(a)		397	372,447
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)		218	219,225
Diamond Infrastructure Funding LLC Series 2021-1A, Class B 2.355%, 04/15/2049(a)		935	915,681
Diamond Issuer LLC Series 2021-1A, Class A 2.305%, 11/20/2051(a)		1,941	1,883,595
Equify ABS LLC Series 2024-1A, Class A 5.43%, 04/18/2033(a)		473	474,283
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(a)		431	406,984
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(a)		756	754,819
Series 2020-1A, Class A2 3.981%, 12/20/2050(a)		465	450,613
MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(a)		243	232,722
Neighborly Issuer LLC Series 2022-1A, Class A2 3.695%, 01/30/2052(a)		1,932	1,842,462
Series 2023-1A, Class A2 7.308%, 01/30/2053(a)		1,362	1,377,410
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(a)		620	562,100
Series 2021-CA, Class B 2.53%, 04/20/2062(a)		907	819,386
Series 2021-DA, Class B 2.90%, 04/20/2062(a)		798	731,102
NMEF Funding LLC Series 2024-A, Class A2 5.15%, 12/15/2031(a)		852	857,304

	Principal Amount (000)		U.S. $ Value

Oportun Funding Trust Series 2024-3, Class A 5.26%, 08/15/2029(a)	U.S.$	6	$5,989
Pagaya AI Debt Grantor Trust Series 2024-5, Class A 6.278%, 10/15/2031(a)		218	219,206
Series 2024-9, Class B 5.306%, 03/15/2032(a)		955	957,565
Series 2025-3, Class A2 5.365%, 12/15/2032(a)		195	197,796
Series 2025-6, Class A2 4.497%, 04/15/2033(a)		430	430,595
Pagaya AI Debt Trust Series 2024-2, Class A 6.319%, 08/15/2031(a)		176	175,983
Series 2024-3, Class A 6.258%, 10/15/2031(a)		248	248,326
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1, Class A 5.715%, 01/20/2034(a)		676	679,887
SoFi Consumer Loan Program Trust Series 2025-4, Class A 4.24%, 08/25/2035(a)		1,448	1,450,397
Upgrade Master Pass-Thru Trust Series 2026-ST1, Class A 4.244%, 03/15/2034(a)		1,340	1,339,228

			19,831,713

Credit Cards - Fixed Rate – 0.4%
Mission Lane Credit Card Master Trust Series 2024-A, Class A1 6.20%, 08/15/2029(a)		811	814,115
Series 2024-B, Class A 5.88%, 01/15/2030(a)		1,890	1,899,012
Series 2025-A, Class A 5.80%, 05/15/2030(a)		1,086	1,095,787

			3,808,914

Other ABS - Floating Rate – 0.0%
Pagaya AI Debt Grantor Trust Series 2025-1, Class A 5.156%, 07/15/2032(a)		137	138,391
Series 2025-5, Class A 4.924%, 03/15/2033(a)		184	184,932

			323,323

Total Asset-Backed Securities (cost $47,937,234)			46,901,166

	Principal Amount (000)		U.S. $ Value

INFLATION-LINKED SECURITIES – 1.7%
United States – 1.7%
U.S. Treasury Inflation Index 0.125%, 07/15/2030 (TIPS)	U.S.$	6,175	$5,943,112
0.25%, 07/15/2029 (TIPS)		10,576	10,354,276

Total Inflation-Linked Securities (cost $15,760,670)			16,297,388

AGENCIES – 1.4%
Agency Debentures – 1.4%
Federal Home Loan Banks 4.00%, 06/30/2028		10,600	10,738,436
4.75%, 12/08/2028		1,785	1,846,779
Federal National Mortgage Association 6.25%, 05/15/2029		355	385,076
6.625%, 11/15/2030		260	294,421

Total Agencies (cost $13,091,564)			13,264,712

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.2%
Non-Agency Floating Rate CMBS – 0.7%
ALA Trust Series 2025-OANA, Class A 5.403% (CME Term SOFR 1 Month + 1.74%), 06/15/2040(a) (c)		1,520	1,527,989
AREIT Trust Series 2022-CRE6, Class A 4.91% (CME Term SOFR + 1.25%), 01/20/2037(a) (c)		1,358	1,355,968
BHMS Commercial Mortgage Trust Series 2025-ATLS, Class A 5.51% (CME Term SOFR 1 Month + 1.85%), 08/15/2042(a) (c)		1,442	1,451,023
BX Commercial Mortgage Trust Series 2019-IMC, Class D 5.606% (CME Term SOFR 1 Month + 1.95%), 04/15/2034(a) (c)		207	204,371
Series 2019-IMC, Class E 5.856% (CME Term SOFR 1 Month + 2.20%), 04/15/2034(a) (c)		839	827,858
CLNY Trust Series 2019-IKPR, Class D 6.058% (CME Term SOFR 1 Month + 2.39%), 11/15/2038(a) (c)		744	714,267
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 5.239% (CME Term SOFR 1 Month + 1.58%), 07/15/2036(a) (c)		566	544,830

			6,626,306

Non-Agency Fixed Rate CMBS – 0.4%
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.141%, 08/10/2044(a)		28	21,897

	Principal Amount (000)			U.S. $ Value

GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A1 1.433%, 08/15/2026(h)	U.S.$		90	$89,806
Series 2021-1, Class A2 2.435%, 08/15/2026(h)			1,801	1,784,233
Series 2021-1, Class AS 2.638%, 08/15/2026(h)			59	57,798
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class D 4.09%, 08/15/2046(a)			472	373,300
Series 2014-C22, Class XA 0.404%, 09/15/2047(e)			263	12
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class D 3.25%, 12/15/2047(a)			435	427,925
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6, Class C 4.309%, 11/15/2049			1,030	1,000,316

				3,755,287

Non-Agency Fixed Rate – 0.1%
Ellington Financial Mortgage Trust Series 2026-CES1, Class A1A 4.914%, 12/25/2060(a)			770	773,280

Total Commercial Mortgage-Backed Securities (cost $11,294,018)				11,154,873

CORPORATES - NON-INVESTMENT GRADE – 0.6%
Industrial – 0.6%
Capital Goods – 0.1%
Axon Enterprise, Inc. 6.125%, 03/15/2030(a)			655	677,093

Communications - Media – 0.1%
VZ Vendor Financing II BV 2.875%, 01/15/2029(a)		EUR	540	609,104

Communications - Telecommunications – 0.0%
Altice France SA 4.75%, 10/15/2030(a)			197	224,525

Consumer Cyclical - Other – 0.1%
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(a)	U.S.$		455	465,624
6.125%, 04/01/2032(a)			261	269,712

				735,336

Consumer Cyclical - Retailers – 0.1%
Advance Auto Parts, Inc. 7.00%, 08/01/2030(a)			1,250	1,281,575

Consumer Non-Cyclical – 0.1%
CVS Health Corp. 6.75%, 12/10/2054			47	48,997
7.00%, 03/10/2055			786	826,770

	Principal Amount (000)		U.S. $ Value

Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(a)	EUR	320	$371,711

			1,247,478

Energy – 0.1%
Sunoco LP 5.625%, 03/15/2031(a)	U.S.$	753	759,740
Venture Global Plaquemines LNG LLC 6.125%, 12/15/2030(a)		632	656,414

			1,416,154

Total Corporates - Non-Investment Grade (cost $6,033,659)			6,191,265

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.6%
United States – 0.6%
State Board of Administration Finance Corp. (Florida Hurricane Catastrophe Fund) Series 2020-A 1.705%, 07/01/2027		1,634	1,593,521
State of California (State of California) Series 2010 7.625%, 03/01/2040		2,040	2,514,393
University of California (University of California) Series 2021-B 3.071%, 05/15/2051		2,070	1,460,935

Total Local Governments - US Municipal Bonds (cost $5,802,537)			5,568,849

GOVERNMENTS - SOVEREIGN BONDS – 0.5%
Colombia – 0.1%
Colombia Government International Bond 3.125%, 04/15/2031		696	603,954
6.50%, 01/21/2033		420	417,480

			1,021,434

Ecuador – 0.1%
Amazon Conservation DAC 6.034%, 01/16/2042(a)		927	968,567

Mexico – 0.1%
Mexico Government International Bond 5.375%, 03/22/2033		716	718,578

Romania – 0.2%
Romanian Government International Bond 5.75%, 09/16/2030(a)		2,010	2,087,003

Total Governments - Sovereign Bonds (cost $4,757,436)			4,795,582

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - CORPORATE BONDS – 0.5%
Industrial – 0.4%
Basic – 0.1%
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)	U.S.$	1,440	$655,200

Consumer Cyclical - Other – 0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028(a)		730	728,956

Energy – 0.2%
Ecopetrol SA 8.375%, 01/19/2036 461			473,678
8.625%, 01/19/2029		667	711,760
Raizen Fuels Finance SA 6.25%, 07/08/2032(a)		411	191,888
6.70%, 02/25/2037(a)		1,177	520,822

			1,898,148

			3,282,304

Utility – 0.1%
Electric – 0.0%
Terraform Global Operating LP 6.125%, 03/01/2026(a)		32	32,000

Other Utility – 0.1%
Aegea Finance SARL 7.625%, 01/20/2036(a)		1,283	1,192,512

			1,224,512

Total Emerging Markets - Corporate Bonds (cost $6,003,026)			4,506,816

COLLATERALIZED LOAN OBLIGATIONS – 0.2%
CLO - Floating Rate – 0.2%
Ballyrock CLO 27 Ltd. Series 2024-27A, Class A1A 5.018% (CME Term SOFR 3 Month + 1.35%), 10/25/2037(a) (c)		714	714,468
Benefit Street Partners CLO XXXVIII Ltd. Series 2024-38A, Class A 4.978% (CME Term SOFR 3 Month + 1.31%), 01/25/2038(a) (c)		819	820,387
OCP CLO Ltd. Series 2024-34A, Class A1 5.032% (CME Term SOFR 3 Month + 1.36%), 10/15/2037(a) (c)		561	562,891

Total Collateralized Loan Obligations (cost $2,093,132)			2,097,746

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - SOVEREIGNS – 0.1%
Mexico – 0.1%
Eagle Funding Luxco SARL 5.50%, 08/17/2030(a) (cost $860,037)	U.S.$	862	$879,240

QUASI-SOVEREIGNS – 0.1%
Quasi-Sovereign Bonds – 0.1%
Mexico – 0.1%
Comision Federal de Electricidad 5.70%, 01/24/2030(a) (cost $704,707)		705	722,449

GOVERNMENTS - SOVEREIGN AGENCIES – 0.0%
Kazakhstan – 0.0%
Baiterek National Investment Holding JSC 5.45%, 05/08/2028(a) (cost $354,556)		356	361,710

	Shares

COMMON STOCKS – 0.0%
Communication Services – 0.0%
Diversified Telecommunication Services – 0.0%
Altice France SA/LuxCo3(f) (g) (i) (cost $24,345)		1,339	25,295

	Principal Amount (000)

SHORT-TERM INVESTMENTS – 12.0%
U.S. Treasury Bills – 12.0%
U.S. Treasury Bill Zero Coupon, 04/09/2026 (cost $114,323,649)	U.S.$	114,753	114,314,190

Total Investments – 106.4% (cost $1,033,721,174)(k)			1,012,881,207
Other assets less liabilities – (6.4)%			(60,845,817)

Net Assets – 100.0%			$952,035,390

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Australian 10 Yr Bond Futures	157	March 2026	$12,371,503	$96,866
U.S. T-Note 2 Yr (CBT) Futures	112	June 2026	23,438,625	42,875
U.S. T-Note 5 Yr (CBT) Futures	1,641	June 2026	180,740,766	821,127
U.S. Ultra Bond (CBT) Futures	167	June 2026	20,306,156	172,609
Sold Contracts
Japan 10 Yr Bond (OSE) Futures	31	March 2026	26,368,615	121,377
U.S. T-Note 10 Yr (CBT) Futures	74	June 2026	8,422,125	(36,414)

				$1,218,440

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	JPY	1,381,195	USD	8,942	04/10/2026	$68,873
State Street Bank & Trust Co.	EUR	1,041	USD	1,250	04/16/2026	17,948

						$86,821

**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2026, the aggregate market value of these securities amounted to $214,085,770 or 22.5% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2026.
(d)	Inverse interest only security.
(e)	IO - Interest Only.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Non-income producing security.
(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.30% of net assets as of February 28, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A1 1.433%, 08/15/2026	12/20/2021-08/03/2023	$86,249	$89,806	0.01%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021-09/06/2022	1,806,561	1,784,233	0.19%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021-04/01/2021	59,150	57,798	0.01%
Tricolor Auto Securitization Trust Series 2025-1A, Class A 4.94%, 02/15/2029	03/11/2025	1,273,009	735,280	0.08%
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027	05/14/2024	118,921	111,191	0.01%

(i)	Fair valued by the Adviser.
(j)	Defaulted.
(k)

As of February 28, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $14,605,890 and gross unrealized depreciation of investments was $(34,140,596), resulting in net unrealized depreciation of $(19,534,706).

Currency Abbreviations:

EUR – Euro

JPY – Japanese Yen

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgages

CBT – Chicago Board of Trade

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

JSC – Joint Stock Company

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

AB Active ETFs, Inc.

AB Core Bond ETF

February 28, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$276,681,864	$—	$276,681,864
Corporates - Investment Grade	—	271,246,589	—	271,246,589
Mortgage Pass-Throughs	—	184,466,345	—	184,466,345
Collateralized Mortgage Obligations	—	53,405,128	—	53,405,128
Asset-Backed Securities	—	46,054,695	846,471	46,901,166
Inflation-Linked Securities	—	16,297,388	—	16,297,388
Agencies	—	13,264,712	—	13,264,712
Commercial Mortgage-Backed Securities	—	11,154,873	—	11,154,873
Corporates - Non-Investment Grade	—	6,191,265	—	6,191,265
Local Governments - US Municipal Bonds	—	5,568,849	—	5,568,849
Governments - Sovereign Bonds	—	4,795,582	—	4,795,582
Emerging Markets - Corporate Bonds	—	4,506,816	—	4,506,816
Collateralized Loan Obligations	—	2,097,746	—	2,097,746
Emerging Markets - Sovereigns	—	879,240	—	879,240
Quasi-Sovereigns	—	722,449	—	722,449
Governments - Sovereign Agencies	—	361,710	—	361,710
Common Stocks	—	—	25,295	25,295
Short-Term Investments	—	114,314,190	—	114,314,190

Total Investments in Securities	—	1,012,009,441	871,766	1,012,881,207
Other Financial Instruments(a):
Assets:
Futures	1,254,854	—	—	1,254,854
Forward Currency Exchange Contracts	—	86,821	—	86,821
Liabilities:
Futures	(36,414)	—	—	(36,414)

Total	$1,218,440	$1,012,096,262	$871,766	$1,014,186,468

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.